Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 4 - PREPAID EXPENSES AND OTHER RECEIVABLES

Composition:

	As of	As of
	December 31,	December 31,
	2023	2022

Tax authorities	114	124
Insurances	368	527
Prepaid expenses	144	80
Advanced payables	107	345
Other	11	164
	744	1,240